SCHEDULE OF OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Recognition of Right to use assets	$ 1,051,815	$ 1,233,033
Lease 1 [Member]
Property, Plant and Equipment [Line Items]
Initial Lease Term	January 2021 to December 2021
Renewal Lease Term
New Initial Lease Term	January 2022 to December 2026
New Renewal Lease Term	January 2027 to December 2031
Recognition of Right to use assets		977,220	$ 534,140
Incremental Borrowing Rate	10.00%
Lease 2 [Member]
Property, Plant and Equipment [Line Items]
Initial Lease Term	November 2018 to November 2023
Renewal Lease Term	November 2023 to November 2028
New Initial Lease Term
New Renewal Lease Term
Recognition of Right to use assets			$ 313,301
Incremental Borrowing Rate	10.00%